Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance (in Dollars)	$ 10,691,522	$ 9,512.831
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,306,488	4,780,822
Common stock, par value (in Dollars per share)	$ 0	$ 0